INCOME TAXES - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Loss Carryforwards [Line Items]
Income tax expense	$ 0	$ 0	$ 0	$ 0
Interest expenses eligibility for deduction as a percentage of adjusted earnings before interest and tax expense			30.00%
Description of operating loss carryforwards expiration			2035 through 2038 with the remainder having an indefinite carryforward
Percentage of limitations on use for net operating loss carryforwards			80.00%
Description of tax credit carryforward expiration			2035 through 2044
Operating loss carryforwards, valuation allowance			$ 29,547,665	25,386,669
Increase in valuation allowance			$ 4,160,996
Minimum percentage increase in ownership by 5% shareholders during a three-year testing period	50.00%		50.00%
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year			2035
Tax credit carryforward expiration year			2035
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards expiration year			2038
Tax credit carryforward expiration year			2044
Expire Tax Period 2035 through 2038 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 2,000,000	2,000,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 96,000,000	72,000,000
Domestic Tax Authority [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized			5 years
Domestic Tax Authority [Member] | Expire Tax Period 2035 through 2044 [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount			$ 1,000,000	1,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 77,000,000	$ 53,000,000
Income Tax Jurisdiction, Foreign [Member] | Tax Cuts and Jobs Act of December Two Thousand and Seventeen [Member]
Operating Loss Carryforwards [Line Items]
Capital expenditure on research and development period over which the expenditure shall be amortized			15 years